PSF PGIM GOVERNMENT INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 98.9%
Asset-Backed Securities — 8.9%
Collateralized Loan Obligations
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-17A, Class A1R, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)
5.552%(c)	02/15/38	1,000	$996,500
Apidos CLO,
Series 2018-18A, Class A1R2, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)
5.696%(c)	01/22/38	1,000	1,000,090
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)
5.636%(c)	01/20/38	1,000	1,000,833
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2024-33A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
5.893%(c)	04/20/37	1,500	1,502,914
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR2, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)
5.700%(c)	10/22/37	1,500	1,502,678
LCM Ltd. (Cayman Islands),
Series 42A, Class A1, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.794%(c)	01/15/38	1,000	1,000,771
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R2, 144A, 3 Month SOFR + 1.210% (Cap N/A, Floor 1.210%)
5.486%(c)	03/15/38	1,000	998,512
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
5.716%(c)	06/20/34	3,250	3,255,768
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)
5.842%(c)	01/15/38	1,000	999,022
Tikehau US CLO Ltd. (Bermuda),
Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)
5.492%(c)	02/25/38	1,500	1,497,449

Total Asset-Backed Securities (cost $13,772,259)			13,754,537
Commercial Mortgage-Backed Securities — 8.8%
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	2,603	2,414,479
CD Mortgage Trust,
Series 2019-CD08, Class A3
2.657%	08/15/57	1,909	1,758,880
Citigroup Commercial Mortgage Trust,
Series 2016-P05, Class A3
2.684%	10/10/49	2,163	2,111,633
Fannie Mae-Aces,
Series 2019-M22, Class A2
2.522%	08/25/29	1,763	1,643,378
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2022-M03, Class A2
1.707%(cc)	11/25/31	4,000	$3,379,857
Series 2022-M13, Class A2
2.594%(cc)	06/25/32	2,000	1,769,133
FHLMC Multifamily Structured Pass-Through Certificates,
Series K151, Class A3
3.511%	04/25/30	400	385,242
Series K152, Class A2
3.080%	01/25/31	140	130,757

Total Commercial Mortgage-Backed Securities (cost $14,410,032)			13,593,359
Corporate Bonds — 0.7%
Diversified Financial Services — 0.6%
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series PP
1.400%	07/15/28	885	809,336
Multi-National — 0.1%
International Bank for Reconstruction & Development (Supranational Bank),
Unsec’d. Notes, MTN
4.472%(s)	09/17/30	235	181,904

Total Corporate Bonds (cost $1,068,550)			991,240
Residential Mortgage-Backed Security — 0.1%
Government National Mortgage Assoc.,
Series 2015-143, Class WA
4.000%	10/20/45	129	124,716
(cost $133,974)
U.S. Government Agency Obligations — 45.1%
Fannie Mae Interest Strips
4.264%(s)	05/15/30	75	60,115
Federal Agricultural Mortgage Corp., MTN
1.440%	09/25/35	45	33,295
Federal Farm Credit Bank
1.230%	07/29/30	185	157,571
1.240%	08/11/31	75	61,629
1.670%	03/03/31	100	85,224
1.730%	09/22/31	115	97,140
1.770%	02/04/31	125	108,192
2.040%	03/19/40	240	163,097
2.150%	12/01/31	1,125	968,066
2.170%	10/29/29	70	64,108
2.200%	12/09/31	355	309,069
2.350%	03/10/36	115	89,787
2.460%	02/05/35	90	73,337
2.490%	05/19/36	140	110,637
2.750%	02/02/37	100	80,214
3.300%	03/23/32	112	104,049
5.480%	06/27/42	500	492,925
Federal Home Loan Bank
1.150%(cc)	02/10/31	200	168,508
1.240%	08/19/30	50	42,529
1.250%	12/30/30	140	117,818
1.410%	10/14/32	150	119,920
A1

PSF PGIM GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
1.500%(cc)	05/27/31	100	$90,992
1.500%	09/30/33	115	89,452
1.750%	06/20/31	90	76,450
1.790%	12/21/35	185	137,748
2.000%(cc)	05/27/31	100	91,146
2.000%(cc)	05/27/31	200	181,787
2.050%	05/12/31	105	91,560
2.050%	03/19/35	153	118,383
2.090%	02/22/36	110	84,525
4.250%	09/10/32	210	208,731
5.500%	07/15/36	885	966,154
Federal Home Loan Mortgage Corp.
1.500%	01/01/36	152	133,995
1.500%	11/01/50	377	285,222
2.000%	01/01/32	76	72,199
2.000%	12/01/50	1,546	1,237,287
2.500%	03/01/30	99	95,786
2.500%	11/01/46	218	186,133
2.500%	04/01/51	2,252	1,888,262
3.000%	06/01/29	69	67,283
3.000%	01/01/37	208	195,052
3.000%	06/01/45	43	39,227
3.000%	01/01/48	179	157,883
3.000%	10/01/49	62	54,270
3.000%	04/01/52	439	384,857
3.500%	12/01/32	162	158,458
3.500%	07/01/42	202	188,430
3.500%	10/01/42	319	297,294
3.500%	08/01/43	379	353,859
3.500%	09/01/45	126	116,842
3.500%	10/01/45	112	103,201
3.500%	02/01/47	136	125,075
3.500%	07/01/47	221	202,673
3.500%	03/01/48	301	275,091
3.500%	02/01/52	786	712,555
4.000%	06/01/26	3	2,937
4.000%	09/01/26	9	8,758
4.000%	09/01/40	100	96,437
4.000%	12/01/40	103	98,951
4.000%	12/01/40	123	118,212
4.000%	11/01/43	216	208,166
4.000%	09/01/48	4	4,186
4.000%	05/01/52	413	385,251
4.500%	01/01/38	390	386,765
4.500%	09/01/39	361	357,301
4.500%	08/01/48	107	103,867
5.000%	06/01/33	93	93,391
5.000%	05/01/34	45	45,520
5.000%	09/01/52	842	827,962
5.500%	05/01/37	18	18,502
5.500%	02/01/38	60	61,461
5.500%	05/01/38	26	26,907
5.500%	10/01/52	1,043	1,044,155
6.000%	09/01/34	32	32,950
6.000%	01/01/37	16	16,192
6.000%	09/01/38	18	18,864
6.000%	08/01/39	21	21,509
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.250%	07/15/32	220	$248,402
6.500%	09/01/32	9	9,450
6.750%	03/15/31	190	216,187
Federal Home Loan Mortgage Corp., MTN
1.220%	08/19/30	95	80,717
1.899%(s)	11/15/38	95	49,517
Federal National Mortgage Assoc.
0.875%	08/05/30	75	63,691
1.500%	02/01/36	175	154,282
1.500%	08/01/36	180	158,106
1.500%	11/01/50	1,162	878,825
1.500%	12/01/50	742	561,813
2.000%	08/01/31	77	72,928
2.000%	05/01/36	608	550,074
2.000%	06/01/40	268	234,053
2.000%	07/01/40	286	249,895
2.000%	02/01/41	548	468,171
2.000%	05/01/41	1,589	1,357,386
2.000%	09/01/50	2,086	1,670,225
2.000%	10/01/50	1,165	934,945
2.000%	12/01/50	343	274,763
2.000%	02/01/51(k)	3,064	2,454,157
2.500%	06/01/28	270	262,787
2.500%	05/01/41	828	731,446
2.500%	02/01/43	78	67,213
2.500%	12/01/46	280	238,212
2.500%	01/01/50	574	483,154
2.500%	03/01/50	185	156,551
2.500%	05/01/50	708	596,845
2.500%	08/01/50	1,787	1,502,138
2.500%	09/01/50	1,243	1,055,126
2.500%	10/01/50	2,012	1,681,339
2.500%	04/01/51	443	371,038
2.500%	04/01/51	887	747,669
2.500%	05/01/52	797	670,805
3.000%	02/01/31	142	138,326
3.000%	11/01/36	160	149,319
3.000%	03/01/43	286	256,972
3.000%	07/01/43	360	323,743
3.000%	07/01/43	474	426,675
3.000%	12/01/47	342	303,344
3.000%	02/01/50	146	127,893
3.000%	06/01/50	254	222,838
3.000%	11/01/51	757	660,394
3.000%	02/01/52	471	409,422
3.000%	04/01/52	803	699,223
3.000%	04/01/52	810	703,130
3.000%	04/01/52	814	716,202
3.500%	07/01/31	175	171,935
3.500%	02/01/33	38	37,036
3.500%	06/01/39	99	92,348
3.500%	04/01/42	171	159,504
3.500%	06/01/42	260	242,607
3.500%	07/01/42	130	120,892
3.500%	07/01/42	343	319,736
3.500%	06/01/45	437	403,702
3.500%	07/01/46	138	126,301

A2

PSF PGIM GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	12/01/46	138	$126,456
3.500%	12/01/46	314	292,775
3.500%	11/01/48	239	218,280
4.000%	07/01/37	263	256,737
4.000%	09/01/40	385	370,847
4.000%	06/01/42	259	249,034
4.000%	09/01/44	156	148,985
4.000%	09/01/44	278	266,435
4.000%	04/01/45	154	146,219
4.000%	07/01/45	104	98,591
4.000%	10/01/45	185	175,358
4.000%	10/01/46	58	55,036
4.000%	02/01/47	47	44,320
4.000%	06/01/47	88	83,342
4.000%	07/01/47	91	86,036
4.000%	10/01/47	285	269,176
4.000%	11/01/47	72	67,933
4.000%	11/01/47	103	97,429
4.000%	05/01/52	818	763,224
4.500%	05/01/40	406	398,662
4.500%	04/01/42	219	216,549
4.500%	07/01/52	851	815,422
5.000%	12/01/31	17	16,470
5.000%	03/01/34	99	100,015
5.000%	06/01/35	43	43,474
5.000%	07/01/35	24	23,751
5.000%	05/01/36	30	30,085
5.000%	07/01/52	404	397,599
5.000%	08/01/52	511	502,798
5.500%	02/01/34	65	65,222
5.500%	09/01/34	74	75,373
5.500%	02/01/35	71	72,273
5.500%	06/01/35	26	26,427
5.500%	06/01/35	42	42,751
5.500%	09/01/35	13	12,839
5.500%	09/01/35	53	53,645
5.500%	10/01/35	80	81,671
5.500%	11/01/35	22	22,230
5.500%	11/01/35	33	33,621
5.500%	11/01/35	152	156,003
6.000%	12/01/33	7	6,855
6.000%	02/01/34	35	36,299
6.000%	08/01/34	—(r)	149
6.000%	11/01/34	—(r)	121
6.000%	01/01/36	45	46,319
6.000%	05/01/38	15	15,466
6.000%	10/01/53	859	874,296
6.500%	07/01/32	46	47,874
6.500%	08/01/32	20	20,158
6.500%	10/01/32	52	53,511
6.500%	10/01/37	53	55,866
6.625%	11/15/30	2,535	2,855,997
7.000%	12/01/31	15	15,146
7.000%	01/01/36	10	10,155
4.336%(s)	03/17/31	315	242,500
Freddie Mac Coupon Strips
5.245%(s)	03/15/31	105	81,363
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
Freddie Mac Strips
5.078%(s)	07/15/32	330	$239,705
Government National Mortgage Assoc.
2.000%	09/20/51	264	215,723
2.000%	10/20/51	1,294	1,059,194
2.500%	12/20/46	72	62,229
2.500%	05/20/51	819	698,507
2.500%	08/20/51	1,231	1,050,316
3.000%	03/15/45	309	276,310
3.000%	07/20/46	287	257,646
3.000%	09/20/46	308	277,022
3.000%	10/20/46	78	69,822
3.000%	04/20/47	365	327,338
3.000%	12/20/48	245	219,413
3.000%	04/20/49	217	194,252
3.000%	07/20/49	57	50,713
3.000%	12/20/49	242	215,626
3.000%	09/20/51	843	747,313
3.500%	01/20/43	343	319,945
3.500%	04/20/43	163	151,732
3.500%	03/20/45	201	187,065
3.500%	04/20/45	162	150,367
3.500%	04/20/46	271	251,324
3.500%	07/20/46	394	365,848
3.500%	07/20/48	317	292,617
3.500%	11/20/48	84	77,468
3.500%	01/20/49	148	136,630
3.500%	05/20/49	275	253,339
4.000%	06/15/40	53	50,621
4.000%	08/20/46	163	154,536
4.000%	11/20/46	99	94,801
4.000%	09/20/47	130	123,493
4.000%	06/20/48	198	186,467
4.000%	02/20/49	176	165,896
4.500%	02/20/41	155	152,796
4.500%	03/20/41	130	127,883
4.500%	06/20/44	100	98,449
4.500%	09/20/46	113	109,267
4.500%	11/20/46	204	199,695
4.500%	01/20/47	26	25,061
4.500%	05/20/52	430	415,588
5.000%	07/15/33	45	45,388
5.000%	09/15/33	71	71,417
5.000%	04/15/34	27	27,500
5.000%	10/20/48	36	36,102
5.500%	03/15/34	87	89,771
5.500%	03/15/36	25	25,670
6.500%	07/15/32	6	6,115
6.500%	08/15/32	1	1,122
6.500%	08/15/32	2	2,238
6.500%	08/15/32	6	6,160
6.500%	08/15/32	31	31,904
7.000%	08/15/28	6	5,773
7.500%	12/15/25	2	2,272
Resolution Funding Corp. Interest Strips, Bonds
3.230%(s)	01/15/30	450	367,461
3.606%(s)	04/15/30	535	429,515

A3

PSF PGIM GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
Resolution Funding Corp. Principal Strips, Bonds
3.701%(s)	01/15/30	2,035	$1,666,662
Tennessee Valley Authority, Sr. Unsec’d. Notes
0.750%	05/15/25	325	323,543
1.500%	09/15/31	360	303,063
5.880%	04/01/36	230	253,936
7.125%	05/01/30	400	455,778
Tennessee Valley Authority, Sr. Unsec’d. Notes, Series A
2.875%	02/01/27	175	171,521
Tennessee Valley Authority, Sr. Unsec’d. Notes, Series E
6.750%	11/01/25	510	517,348
Tennessee Valley Authority Generic Strips, Bonds
4.724%(s)	07/15/34	10	6,377

Total U.S. Government Agency Obligations (cost $76,531,767)			69,280,609
U.S. Treasury Obligations — 35.3%
U.S. Treasury Bonds
1.625%	11/15/50	1,340	729,253
1.875%	02/15/51	4,445	2,577,405
1.875%	11/15/51	4,815	2,768,625
2.250%	05/15/41(k)	690	511,355
2.375%	11/15/49	1,690	1,117,777
2.375%	05/15/51	715	467,543
2.875%	05/15/43(k)	815	641,558
3.000%	02/15/49	1,535	1,160,604
3.625%	02/15/53	310	261,127
4.750%	11/15/53	2,035	2,080,152
U.S. Treasury Notes
1.250%	11/30/26	7,385	7,067,964
3.500%	02/15/33	335	320,867
3.750%	06/30/30	2,895	2,862,884
3.875%	08/15/33	465	455,773
4.000%	03/31/30	2,770	2,775,410
4.125%	02/29/32	765	767,032
4.125%	03/31/32	765	767,032
4.250%	11/15/34	720	722,250
4.375%	05/15/34	5,600	5,676,125
4.625%	04/30/29	1,740	1,785,403
4.625%	02/15/35	575	593,957
U.S. Treasury Strips Coupon
2.208%(s)	05/15/39	455	236,892
2.353%(s)	02/15/44	440	177,588
2.402%(s)	05/15/41	1,995	930,423
2.424%(s)	11/15/40	10	4,798
2.434%(s)	11/15/45	345	127,973
2.436%(s)	02/15/46	390	142,966
2.443%(s)	08/15/44	210	82,703
2.486%(s)	02/15/45	150	57,634
3.336%(s)	08/15/40	895	435,109
3.387%(s)	05/15/42	135	59,657
3.666%(s)	08/15/41	5,440	2,500,880
3.870%(s)	02/15/41	730	345,492
3.995%(s)	02/15/42	4,020	1,801,172
4.120%(s)	11/15/42	1,075	462,683
4.197%(s)	02/15/39	3,835	2,024,139
4.343%(s)	11/15/41	3,075	1,396,305
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
4.461%(s)	05/15/44	1,670	$665,817
4.591%(s)	08/15/42	1,055	459,794
4.608%(s)	11/15/48	25	8,048
4.652%(s)	05/15/49	2,100	657,205
4.691%(s)	05/15/38	1,685	926,344
4.770%(s)	11/15/49	455	139,367
4.924%(s)	02/15/49	75	23,835
5.311%(s)	02/15/40	2,130	1,066,334
5.357%(s)	05/15/40	7,030	3,466,728

Total U.S. Treasury Obligations (cost $56,987,690)			54,309,982

Total Long-Term Investments (cost $162,904,272)			152,054,443

	Shares
Short-Term Investment — 0.8%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,212,232)(wb)	1,212,232	1,212,232

TOTAL INVESTMENTS—99.7% (cost $164,116,504)		153,266,675

Other assets in excess of liabilities(z) — 0.3%		520,813

Net Assets — 100.0%		$153,787,488

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
Aces	Alternative Credit Enhancements Securities
CLO	Collateralized Loan Obligation
FHLMC	Federal Home Loan Mortgage Corporation
MTN	Medium Term Note
N/A	Not Applicable
SOFR	Secured Overnight Financing Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
USOIS	United States Overnight Index Swap

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.

A4

PSF PGIM GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
81	2 Year U.S. Treasury Notes	Jun. 2025	$16,780,922	$76,909
130	5 Year U.S. Treasury Notes	Jun. 2025	14,060,313	162,128
12	10 Year U.S. Treasury Notes	Jun. 2025	1,334,625	397
				239,434
Short Positions:
10	10 Year U.S. Ultra Treasury Notes	Jun. 2025	1,141,250	(10,896)
157	20 Year U.S. Treasury Bonds	Jun. 2025	18,413,156	(286,433)
39	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	4,767,750	(94,289)
				(391,618)
				$(152,184)
Interest rate swap agreements outstanding at March 31, 2025:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreement:
12,700	05/07/25	4.321%(T)	1 Day USOIS(2)(T)/ 4.330%	$—	$(342)	$(342)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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